EQUITY (Tables)	6 Months Ended
Jun. 30, 2025
Equity
Schedule of composition of share capital

	June 30, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares of NIS 0.04 par value each	120,000,000	37,789,726	120,000,000	37,626,427

Schedule of issued and outstanding capital

	Number of shares	NIS par value
Balance as of January 1, 2025	37,626,427	1,505,057
Vesting of RSU	148,761	5,950
Exercise of share options	14,538	582
Balance as of June 30, 2025	37,789,726	1,511,589